Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Dec. 31, 2014		Jun. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
NET INCOME		$ 24	[1],[2]	$ 28	[3]	$ 52	[3],[4]	$ 15	[3],[4]	$ 16	[3],[4]
Net unrealized gains (losses) on cash flow hedges:
Effective portion of net unrealized gains (losses) (net of income tax (expense)/benefit of $2, ($3) and $0, respectively)	[4]					(24)		11		(4)
Reclassification from accumulated other comprehensive income (loss) to net income (net of income tax (expense)/benefit of $0, ($1) and $0, respectively)	[4]					4		3		0
Net unrealized gains (losses) on foreign currency translation (net of income tax (expense)/benefit of $1, $0 and $0, respectively)	[4]					(14)		(27)		2
Total other comprehensive loss, net of tax		(20)	[1]	(14)	[1]	(34)	[4]	(13)	[1],[4]	(2)	[1],[4]
COMPREHENSIVE INCOME	[4]			$ 14		$ 18		$ 2		$ 14
Less comprehensive income attributable to noncontrolling interest	[4],[5]	4
COMPREHENSIVE INCOME ATTRIBUTABLE TO NEXTERA ENERGY PARTNERS, LP	[4]	$ 0

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	et income attributable to noncontrolling interest includes the pre-acquisition net loss of Palo Duro and Shafter. See Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[5]	omprehensive income attributable to noncontrolling interest includes the pre-acquisition comprehensive loss of Palo Duro and Shafter. See Note 2 - Basis of Presentation.